8. Income Tax (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax
Accounting profit (loss) before tax	$ 11,907	$ (201,979)	$ (4,509,178)
Prima facie tax (benefit on profit/(loss) from ordinary activities before income tax at 27.5%	3,275	(55,544)	(1,352,753)
Tax effect of losses not brought to account	0	55,409	1,349,501
Tax effect of utilisation of available tax losses	(3,275)	0	0
Total tax effect	0	(135)	(3,252)
Add: over provision for income tax in prior year	0	0	0
Income tax attributable to entity	$ 0	$ (135)	$ (3,252)
Applicable weighted average effective current tax rate	0.00%	0.00%	0.00%